Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents	$ 569,917	$ 220,794
Short-term investments	174,515	191,577
Accounts receivable, net	67,959	77,969
Prepaid and other current assets (including $nil and $174,574, respectively, of matching loans to related parties)	232,392	34,845
Restricted time deposits	227,285	282,186
Total current assets	1,272,068	807,371
Fixed assets, net	214,306	243,837
Intangible assets, net	25,139	68,276
Long-term investments, net	4,630	5,138
Goodwill	111,082	258,997
Restricted time deposits	127,454	135,256
Other assets, net	24,827	29,090
Total assets	1,779,506	1,547,965
Liabilities and shareholders' equity
Accounts payable (including accounts payable of consolidated variable interest entities ("VIEs") without recourse to the Company of $27,153 and $8,414, respectively)	25,484	50,782
Receipts in advance and deferred revenue (including receipts in advance and deferred revenue of consolidated VIEs without recourse to the Company of $37,871 and $36,463, respectively)	42,166	39,178
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of $2,727 and $880, respectively)	37,347	55,592
Accrued liabilities to suppliers (including accrued liabilities to suppliers of consolidated VIEs without recourse to the Company of $14,295 and $3,993, respectively)	14,930	17,240
Tax payables (including tax payables of consolidated VIEs without recourse to the Company of $5,139 and $13,700, respectively)	27,423	18,471
Short-term bank loans	344,500	25,500
Other short-term liabilities (including $nil and $184,239, respectively, of matching loans from related parties and other short-term liabilities of consolidated VIEs without recourse to the Company of $9,618 and $6,506, respectively)	198,165	14,893
Deferred tax liabilities	24,884	22,356
Current contingent consideration	0	3,935
Total current liabilities	714,899	247,947
Long-term accounts payable	1,004	5,143
Long-term bank loans	0	344,500
Long-term deferred tax liabilities (including long-term deferred tax liabilities of consolidated VIEs without recourse to the Company of $1,799 and $1,540, respectively)	3,616	5,748
Long-term contingent consideration (including long-term contingent consideration of consolidated VIEs without recourse to the Company of $1,929 and $nil, respectively)	0	1,929
Other long-term liabilities	738	0
Total liabilities	$ 720,257	$ 605,267
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	$ 111,719	$ 96,004
Treasury shares (1,510 and 2,730 shares, respectively, as of December 31, 2014 and 2015)	(35,323)	(20,817)
Statutory reserves	6,746	9,367
Retained earnings	951,367	735,962
Accumulated other comprehensive income/(loss)	(6,101)	68,802
Total Changyou.com Limited shareholders' equity	1,029,479	890,388
Non-controlling interest	29,770	52,310
Total shareholders' equity	1,059,249	942,698
Total liabilities and shareholders' equity	1,779,506	1,547,965
Class A ordinary shares [Member]
Shareholders' equity:
Ordinary shares	368	245
Class B ordinary shares [Member]
Shareholders' equity:
Ordinary shares	$ 703	$ 825